SCHEDULE OF MATURITIES OF LONG-TERM DEBT, NET OF DEBT DISCOUNT (Details)	Dec. 31, 2008 USD ($)
Debt Disclosure [Abstract]
2021	$ 1,289,824
2022	473,560
2023	900,800
2024	25,000
2025	75,000
Total long-term debt	$ 2,764,184